Employee Benefit Plans - Net Pension Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of net pension cost
Service cost - benefits earned during the year	$ 1,707	$ 1,343	$ 1,179
Interest costs on projected benefit obligations	1,037	1,009	956
Expected return on plan assets	(1,327)	(1,127)	(1,057)
Expected administrative expenses	93	88	70
Amortization of prior service cost	79	79	79
Amortization of unrecognized net loss	140	11	0
Net periodic pension cost	1,729	1,403	1,227
Net periodic pension cost for the three and nine months ended September 30, (actual)	$ 1,707	$ 1,344	$ 1,179